Accumulated other comprehensive income (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance (Audited)	$ 916,152,178
Ending balance (Unaudited)	951,678,210
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance (Audited)	(34,682,888)
Ending balance (Unaudited)	(11,255,929)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (unaudited)	$ 23,426,959